PURCHASE OF INTELLECTUAL PROPERTY	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
PURCHASE OF INTELLECTUAL PROPERTY
NOTE 9 - PURCHASE OF INTELLECTUAL PROPERTY

On February 6, 2019, the Company, entered into an Intellectual Property Purchase Agreement (the “Agreement”) with S. Mark Spoone, a Colorado corporation (the “Seller”), to acquire all of Mr. Spoone’s intellectual property associated with Mr. Spoone’s “Good Hemp” hemp-derived CBD-infused line of consumer beverages, for a purchase price consisting of 12,000,000 shares of the Company’s Class A preferred shares for a total value of $12,000. The transaction was completed on February 12, 2019.

On April 30, 2019, the Company acquired from S. Mark Spoone the CANNA HEMP and CANNA trademarks including all rights and trade secrets and related inventory for consideration totaling $32,462.39. At June 30, 2020, the Company had not attributed any value to the acquired trademarks.

Effective February 28, 2020, the Company entered into a Branding Agreement (the “Branding Agreement”) with Spire Holdings, LLC (“Spire”), pursuant to which the Company would immediately issue Spire 6,000,000 shares of the Company’s common stock (the “Spire Shares”), and Spire would provide the Company (i) 7 primary NASCAR Cup Series No. 77 entry automobile, team and drivers (“Car”) sponsorships, and (ii) 25 associate or secondary sponsorships in connection with the Car, subject to NASCAR and network television approval. Pursuant to the Branding Agreement, Spire has some antidilution protection and piggyback registration rights with respect to the Spire Shares.

The Company recorded an intangible asset in the amount of $2,700,000 based on the closing price of GHMP common shares of $0.45 on February 28,2020.

On February 6, 2019, the Company, entered into an Intellectual Property Purchase Agreement with S. Mark Spoone, a Colorado corporation, to acquire all of Mr. Spoone’s intellectual property associated with Mr. Spoone’s “Good Hemp” hemp-derived CBD-infused line of consumer beverages, for a purchase price consisting of 12,000,000 shares of the Company’s Class A Preferred Shares for a total value of $12,000. The transaction was completed on February 12, 2019.

On April 30, 2019, the Company acquired from S. Mark Spoone the CANNA HEMP and CANNA trademarks including all rights and trade secrets and related inventory for consideration totaling $32,462. At September 30, 2019, the Company had not attributed any value to the acquired trademarks.